Taxation - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation allowance
Balance at beginning of the year	¥ 24,902,819	¥ 18,538,828	¥ 12,727,355
Additions	4,481,920	6,363,991	5,811,473
Reduction due to expiration of tax attributes	(1,893,387)
Balance at end of the year	¥ 27,491,352	¥ 24,902,819	¥ 18,538,828